33 Tax liabilities (Details) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Summary of tax liabilities [line items]
Total Current	$ 1,793	$ 2,415
Provincial, municipal and federal contributions and taxes [member]
Summary of tax liabilities [line items]
Total Current	459	244
VAT payable [member]
Summary of tax liabilities [line items]
Total Current	920	1,772
Tax withholdings [member]
Summary of tax liabilities [line items]
Total Current	171	200
SUSS withholdings [member]
Summary of tax liabilities [line items]
Total Current	10	11
Municipal taxes [member]
Summary of tax liabilities [line items]
Total Current	$ 233	$ 188